Commitments and contingencies - Additional Information (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Dec. 19, 2022 CAD ($)	Oct. 28, 2022 USD ($)	May 16, 2018 USD ($) D Y payment installment oz	Dec. 31, 2022 USD ($) oz
Contingent liabilities related to kemess project
Commitments and contingencies
Upfront deposit amount			$ 45,000
Ongoing payment, as a percentage of average five-day silver market price			10.00%
Number of day's average of silver market price considered for ongoing payment determination | D			5
Percentage of payable silver produced at the mine, that the Company will receive			100.00%
Fixed ratio floor, in ounces of silver for each 1,000 pounds of copper produced | oz			5.5755
Upfront deposit, number of installments | installment			4
Upfront deposit, amount payable upon a construction decision			$ 10,000
Upfront deposit, amount payable on the first anniversary of the initial payment			$ 10,000
Upfront deposit, number of payments to be made on the following two anniversaries | payment			2
Upfront deposit, amount payable on the following two anniversaries			$ 12,500
Upfront deposit, number of anniversaries on which two payments are to be made | Y			2
Contingent liabilities related to Hemlo Royalty
Commitments and contingencies
Each specified ounces of gold in excess of threshold ounces, for which the company is required to make payments | oz				100,000
Threshold ounces of gold, in excess of which the company is required to make payments. | oz				675,000
Amount to be paid for each specified ounces of gold in excess of the threshold ounce of gold produced by the mine				$ 50
Amount incurred since acquisition of the royalty				$ 350
Contingent liabilities related to Eagle River Royalty
Commitments and contingencies
Each specified ounces of gold in excess of threshold ounces, for which the company is required to make payments | oz				50,000
Threshold ounces of gold, in excess of which the company is required to make payments. | oz				207,000
Amount to be paid for each specified ounces of gold in excess of the threshold ounce of gold produced by the mine				$ 50
Amount incurred since acquisition of the royalty				$ 350
Contingent liabilities related to Nevada Copper Stream Amendment and Acquisition of Royalties
Commitments and contingencies
Amount funded		$ 3,808
Percentage of net smelter returns ("NSR") royalty acquired		2.00%
Contingent payment that will be funded upon commencement of commercial production		$ 5,000
Contingent Liabilities Related to Clean Air Metals NSR Royalty
Commitments and contingencies
Percentage of net smelter returns ("NSR") royalty acquired	2.50%
Payments for acquisition of net smelter returns ("NSR") royalty	$ 15,000
Consideration funded for acquisition of ("NSR") royalty.	10,000
Consideration payable for acquisition of ("NSR") royalty.	$ 5,000
Period for payment of remaining amount	90 days